Pledged Assets and Collateral, Pledged Assets (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Security Owned and Pledged as Collateral, [Abstract]
Trading debt securities		$ 97,302	$ 86,155
Available-for-sale debt securities		130,448	113,594
Held-to-maturity debt securities		262,708	297,059
Total loans		936,682	955,871
Equity securities		57,336	64,414
Assets	[1]	1,932,468	1,881,020
Asset pledged as collateral [Member]
Security Owned and Pledged as Collateral, [Abstract]
Assets		832,045	441,917
Pledged to counterparties that had the right to sell or repledge [Member]
Security Owned and Pledged as Collateral, [Abstract]
Trading debt securities		62,537	26,932
Available-for-sale debt securities		5,055	0
Equity securities		2,683	747
All other assets		495	784
Assets		70,770	28,463
Pledged to counterparties that did not have the right to sell or repledge [Member]
Security Owned and Pledged as Collateral, [Abstract]
Trading debt securities		2,757	1,129
Available-for-sale debt securities		64,511	50,465
Held-to-maturity debt securities		246,218	17,477
Total loans		445,092	343,289
Equity securities		1,502	871
All other assets		1,195	223
Assets		$ 761,275	$ 413,454

[1]	Our consolidated assets at December 31, 2023 and 2022, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $0 million and $71 million; Loans, $4.9 billion and $4.8 billion; All other assets, $435 million and $191 million; and Total assets, $5.3 billion and $5.1 billion, respectively.